RELATED PARTY TRANSACTIONS (Details) - USD ($)													1 Months Ended														6 Months Ended			12 Months Ended
	Mar. 15, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	May 04, 2016	Nov. 18, 2015	Oct. 23, 2015	Oct. 19, 2015	May 11, 2015	Apr. 30, 2015	Mar. 23, 2015	Jan. 09, 2013	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current (in Dollars)														$ 15,755				$ 12,716												$ 15,755	$ 12,716
Conversion of Stock, Shares Issued											169,334		60,846	18,188	54,759	197,713	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334					1,430,871
Conversion of Stock, Shares Converted																														325,519
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures										150,000
Shares Issued, Price Per Share (in Dollars per share)				$ 1.36						$ 2.90			$ 1.43											$ 2.90			$ 1.43
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										One half of the shares vested immediately; the second half vests on January 1, 2016 and were subsequently issued on January 6, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,000	150,000	25,000																							0			905,000	1,800,000
Stock Issued During Period, Shares, New Issues						200,000	66,667
Class of Warrant or Rights, Granted	630,000					100,000	33,334		374,641			1,330,627															1,930,296			2,049,504	3,728,479
Proceeds from Issuance or Sale of Equity (in Dollars)						$ 300,000	$ 100,000																				$ 239,970	$ 0		$ 0	$ 0
Stock Issued During Period, Shares, Share-based Compensation, Gross				20,875																							124,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.35	$ 1.36	$ 1.36																										$ 1.71	$ 2.70
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years	10 years
Series C Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Conversion of Stock, Shares Converted											200		65	20	70	236	75	100	117	170	200	350	323	180	200	50				401	1,690
Stock Issued During Period, Shares, New Issues									450																				2,181
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)														$ 1.36																$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				50,000				100,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)								$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Oct. 19, 2025
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)				$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Board of Directors Chairman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 1.93
Stock Issued During Period, Shares, Share-based Compensation, Gross					250,000
Chief Financial Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 1.93
Stock Issued During Period, Shares, Share-based Compensation, Gross					200,000
Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)				$ 1.36
Stock Issued During Period, Shares, Share-based Compensation, Gross				41,500
Share-based Compensation Award, Tranche One [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
Share-based Compensation Award, Tranche Two [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%